Derivative Financial Instruments - Schedule of Positions Presented on the Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Location, Statement of Financial Position, Balance [Axis]: AssetsCurrent
Commodity
Derivative Asset, Gross	$ 61,779	$ 9,661
Derivative Asset, Effects of netting arrangements	(8,923)	(9,661)
Derivative Asset, Net	52,856
Location, Statement of Financial Position, Balance [Axis]: AssetsNoncurrent
Commodity
Derivative Asset, Gross	10,616	6,810
Derivative Asset, Effects of netting arrangements	(6,276)	(6,810)
Derivative Asset, Net	4,340
Location, Statement of Financial Position, Balance [Axis]: LiabilitiesCurrent
Commodity
Derivative Liabilities, Gross	(44,013)	(17,126)
Derivative Liabilities, Effects of netting arrangements	8,923	9,661
Derivative Liabilities, Net	(35,090)	(7,465)
Location, Statement of Financial Position, Balance [Axis]: LiabilitiesNoncurrent
Commodity
Derivative Liabilities, Gross	(28,735)	(13,544)
Derivative Liabilities, Effects of netting arrangements	6,276	6,810
Derivative Liabilities, Net	(22,459)	(6,734)
Oil [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsCurrent
Commodity
Derivative Asset, Gross	14	2,056
Oil [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsNoncurrent
Commodity
Derivative Asset, Gross		793
Oil [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesCurrent
Commodity
Derivative Liabilities, Gross	(20,249)	(1,661)
Oil [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesNoncurrent
Commodity
Derivative Liabilities, Gross	(11,687)	(757)
Gas [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsCurrent
Commodity
Derivative Asset, Gross	61,765	7,428
Gas [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsNoncurrent
Commodity
Derivative Asset, Gross	9,562	3,691
Gas [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesCurrent
Commodity
Derivative Liabilities, Gross	(4,940)	(11,738)
Gas [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesNoncurrent
Commodity
Derivative Liabilities, Gross	(10,644)	(9,723)
NGL [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsCurrent
Commodity
Derivative Asset, Gross		177
NGL [Member] | Location, Statement of Financial Position, Balance [Axis]: AssetsNoncurrent
Commodity
Derivative Asset, Gross	1,054	2,326
NGL [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesCurrent
Commodity
Derivative Liabilities, Gross	(18,824)	(3,727)
NGL [Member] | Location, Statement of Financial Position, Balance [Axis]: LiabilitiesNoncurrent
Commodity
Derivative Liabilities, Gross	$ (6,404)	$ (3,064)